Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Mandatory Convertible Debentures Into Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2015	$ 431,806	$ 2,216,733	$ (46,805)	$ 0	$ (3,902,996)	$ 2,099,516	$ 366,448	$ 65,358
Balance, beginning of period (in shares) at Dec. 31, 2015									102,182,841
Net income (loss) for the year	(506,564)	0	0	0	(508,044)	0	(508,044)	1,480
Other comprehensive income	314,648	0	0	0	151,056	163,592	314,648	0
Comprehensive income (loss) for the year	(191,916)	0	0	0	0	0	(193,396)	1,480
Equity portion of mandatorily convertible debentures into shares	724,100	0	0	724,100	0	0	724,100	0
Balance, end of period at Dec. 31, 2016	963,990	2,216,733	(46,805)	724,100	(4,259,984)	2,263,108	897,152	66,838
Balance, end of period (in shares) at Dec. 31, 2016									102,182,841
Net income (loss) for the year	1,329,579	0	0	0	1,327,590	0	1,327,590	1,989
Other comprehensive income	659,593	0	0	0	2,073,235	(1,413,642)	659,593	0
Comprehensive income (loss) for the year	1,989,172	0	0	0	0	0	1,987,183	1,989
Cancellation of mandatorily convertible debentures into shares	(724,100)	0	0	(724,100)	0	0	(724,100)	0
Balance, end of period at Dec. 31, 2017	$ 2,229,062	2,216,733	(46,805)	0	(859,159)	849,466	2,160,235	68,827
Balance, end of period (in shares) at Dec. 31, 2017	102,182,841								102,182,841
Net income (loss) for the year	$ 23,549	0	0	0	19,006	0	19,006	4,543
Other comprehensive income	(102,187)	0	0	0	40,335	(142,522)	(102,187)	0
Comprehensive income (loss) for the year	(78,638)	0	0	0	0	0	(83,181)	4,543
Dividends paid to non-controlling interests	(26,166)	0	0	0	0	0	0	(26,166)
Balance, end of period at Dec. 31, 2018	$ 2,124,258	$ 2,216,733	$ (46,805)	$ 0	$ (799,818)	$ 706,944	$ 2,077,054	$ 47,204
Balance, end of period (in shares) at Dec. 31, 2018	102,182,841								102,182,841